Schedule of Change in Fair Value of Warrant Liability (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrant liability, beginning balance		$ 121			$ 121
Change in fair value of warrant liabilities					(49)	$ 1,344	$ (6,544)	$ 6,104
Warrant liability, ending balance	$ 72				72		121
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrant liability, beginning balance	62	121	$ 971	$ 945	121	945	945	430
Change in fair value of warrant liabilities	10	(59)	(122)	26			(824)	515
Warrant liability, ending balance	$ 72	$ 62	$ 849	$ 971	$ 72	$ 849	$ 121	$ 945